Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Write-off of certain assets	$ 0	$ 0	$ 882
Williams Partners [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory assets associated with asset retirement obligations	30	7	6
Project feasibility costs	4	21	10
Capitalization of project feasibility costs previously expensed	(1)	(19)	(11)
Williams Partners [Member] | Producer claim [Member]
Segment Reporting Information [Line Items]
Settlement in principle of a producer claim	25	0	0
Williams Partners [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Write-off of certain assets	12	0	0
Insurance recoveries	(16)	0	0
Williams Partners [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Net insurance recoveries associated with the Geismar Incident	(40)	0	0
Insurance recoveries	(50)
Williams NGL & Petchem Services [Member]
Segment Reporting Information [Line Items]
Write-off of certain assets	20	0	0
Williams NGL & Petchem Services [Member] | Gulf Liquids [Member]
Segment Reporting Information [Line Items]
Gulf Liquids litigation contingency accrual reduction	$ 0	$ 0	$ (19)